UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22545

DREXEL HAMILTON MUTUAL FUNDS

(Exact name of registrant as specified in charter)

45 Rockefeller Plaza, Suite 2000, New York, New York 10111

(Address of principal executive offices) (Zip code)

Andrew Bang

45 Rockefeller Plaza, Suite 2000

New York, New York 10111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 298.4236

Date of fiscal year end: September 30

Date of reporting period: April 1, 2013- June 30, 2013

Item 1 – Schedule of Investments.

DREXEL HAMILTON CENTRE AMERICAN EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (99.83%)
Consumer Discretionary (12.64%)
Automobiles (0.77%)
Harley-Davidson, Inc.	18,170	$996,079

Hotels Restaurants & Leisure (2.49%)
International Game Technology	48,020	802,414
Marriott International, Inc., Class A	18,490	746,442
Starbucks Corp.	25,400	1,663,446

		3,212,302

Internet & Catalog Retail (1.47%)
Amazon.com, Inc.(a)	6,850	1,902,176

Media (2.73%)
Comcast Corp., Class A	31,460	1,317,545
Thomson Reuters Corp.	21,200	690,484
Walt Disney Co.	23,920	1,510,548

		3,518,577

Specialty Retail (4.17%)
Home Depot, Inc.	26,450	2,049,082
TJX Companies, Inc.	51,400	2,573,084
Urban Outfitters, Inc.(a)	18,870	758,951

		5,381,117

Textiles, Apparel & Luxury Goods (1.01%)
NIKE, Inc., Class B	20,530	1,307,350

Total Consumer Discretionary		16,317,601

Consumer Staples (11.49%)
Beverages (3.32%)
Coca-Cola Co.	70,210	2,816,123
PepsiCo, Inc.	17,940	1,467,313

		4,283,436

Food Products (1.25%)
Archer-Daniels-Midland Co.	25,970	880,643
Bunge, Ltd.	10,430	738,131

		1,618,774

Household Products (5.51%)
Colgate-Palmolive Co.	84,340	4,831,838
Procter & Gamble Co.	29,630	2,281,214

		7,113,052

Tobacco (1.41%)
Philip Morris International, Inc.	20,960	1,815,555

Total Consumer Staples		14,830,817

Energy (8.06%)
Energy Equipment & Services (2.53%)
Schlumberger, Ltd.	45,530	3,262,680

Oil, Gas & Consumable Fuels (5.53%)
EOG Resources, Inc.	9,510	1,252,277

	Shares	Value

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	65,170	$5,888,109

		7,140,386

Total Energy		10,403,066

Financials (7.11%)
Capital Markets (2.36%)
Goldman Sachs Group, Inc.	4,970	751,713
State Street Corp.	35,100	2,288,871

		3,040,584

Commercial Banks (0.59%)
Fifth Third Bancorp	42,390	765,139

Consumer Finance (0.64%)
Capital One Financial Corp.	13,210	829,720

Diversified Financial Services (3.52%)
Bank of America Corp.	131,650	1,693,019
Citigroup, Inc.	15,360	736,819
JPMorgan Chase & Co.	40,000	2,111,600

		4,541,438

Total Financials		9,176,881

Health Care (17.87%)
Biotechnology (3.22%)
Amgen, Inc.	17,830	1,759,108
Biogen Idec, Inc.(a)	6,370	1,370,824
Gilead Sciences, Inc.(a)	20,080	1,028,297

		4,158,229

Health Care Equipment & Supplies (4.47%)
Becton Dickinson and Co.	11,000	1,087,130
Boston Scientific Corp.(a)	101,510	940,998
Medtronic, Inc.	21,520	1,107,634
St. Jude Medical, Inc.	17,570	801,719
Stryker Corp.	12,900	834,372
Zimmer Holdings, Inc.	13,240	992,206

		5,764,059

Health Care Providers & Services (1.06%)
Cardinal Health, Inc.	15,480	730,656
HCA Holdings, Inc.	17,660	636,820

		1,367,476

Pharmaceuticals (9.12%)
AbbVie, Inc.	21,000	868,140
Johnson & Johnson	90,450	7,766,037
Merck & Co., Inc.	35,990	1,671,735
Pfizer, Inc.	52,510	1,470,805

		11,776,717

Total Health Care		23,066,481

Industrials (3.86%)
Aerospace & Defense (1.24%)
Honeywell International, Inc.	20,120	1,596,321

Airlines (1.12%)
Delta Air Lines, Inc.(a)	40,860	764,491

	Shares	Value

Industrials (continued)
Airlines (continued)
United Continental Holdings, Inc.(a)	21,920	$685,877

		1,450,368

Construction & Engineering (0.57%)
Quanta Services, Inc.(a)	27,740	734,000

Road & Rail (0.93%)
Union Pacific Corp.	7,750	1,195,670

Total Industrials		4,976,359

Information Technology (30.92%)
Communication Equipment (5.65%)
Cisco Systems, Inc.	173,560	4,219,244
Juniper Networks, Inc.(a)	43,850	846,743
QUALCOMM, Inc.	36,360	2,220,869

		7,286,856

Computers & Peripherals (3.29%)
Apple, Inc.	8,000	3,168,640
NetApp, Inc.(a)	28,370	1,071,818

		4,240,458

Internet Software & Services (4.13%)
eBay, Inc.(a)	31,030	1,604,872
Google, Inc., Class A(a)	4,230	3,723,965

		5,328,837

IT Services (3.85%)
International Business Machines Corp.	17,800	3,401,758
Visa, Inc.	8,600	1,571,650

		4,973,408

Semiconductor & Semiconductor Equipment (4.99%)
Broadcom Corp., Class A	26,790	904,431
Intel Corp.	159,560	3,864,543
Lam Research Corp.(a)	18,570	823,394
Maxim Integrated Products, Inc.	30,330	842,567

		6,434,935

Software (9.01%)
Microsoft Corp.	191,240	6,603,517
Oracle Corp.	163,730	5,029,786

		11,633,303

Total Information Technology		39,897,797

Materials (6.59%)
Chemicals (1.73%)
LyondellBasell Industries, Class A	12,150	805,059
Monsanto Co.	14,420	1,424,696

		2,229,755

Containers & Packaging (0.75%)
Bemis Co., Inc.	24,650	964,801

Metals & Mining (4.11%)
Alcoa, Inc.	87,930	687,613
Eldorado Gold Corp.	110,600	683,508
Goldcorp, Inc.	30,990	766,383
IAMGOLD Corp.	146,780	635,557
Kinross Gold Corp.	169,820	866,082

			Shares	Value

Materials (continued)
Metals & Mining (continued)
Steel Dynamics, Inc.			61,490	$916,816
Teck Resources, Ltd., Class B			34,990	747,736

				5,303,695

Total Materials				8,498,251

Utilities (1.29%)
Independent Power Producers & Energy Traders (1.29%)
Calpine Corp.(a)			44,700	948,981
NRG Energy, Inc.			26,610	710,487

				1,659,468

Total Utilities				1,659,468

TOTAL COMMON STOCKS (Cost $111,191,107)				128,826,721

	Expiration Date	Exercise Price	Contracts	Value

PURCHASED OPTIONS (0.01%)
Calls (0.01%)

SPDR® Gold Shares:
	12/21/2013	$168.00	480	7,680
	1/18/2014	168.00	320	10,240

TOTAL PURCHASED OPTIONS (Cost $666,122)				17,920

		7-Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.15%)
Money Market Fund (0.15%)
Dreyfus Treasury Prime Cash Management, Institutional Class		0.00004%	186,962	186,962

TOTAL SHORT TERM INVESTMENTS (Cost $186,962)				186,962

TOTAL INVESTMENTS (Cost $112,044,191) (99.99%)				$129,031,603

Other Assets In Excess Of Liabilities (0.01%)				17,082

NET ASSETS (100.00%)				$129,048,685

(a)	Non-income producing security.

Common Abbreviations:

Ltd. - Limited.

SPDR - Standard & Poor’s Depositary Receipts.

See Notes to Quarterly Schedule of Investments.

DREXEL HAMILTON CENTRE GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS (90.19%)
ASIA (26.00%)
Australia (2.77%)
Financials (0.73%)
Australia & New Zealand Banking Group, Ltd.	3,800	$99,324

Materials (1.47%)
BHP Billiton, Ltd.	6,957	199,593

Telecommunication Services (0.57%)
Telstra Corp., Ltd.	18,000	78,524

Total Australia		377,441

China (5.75%)
Consumer Staples (0.57%)
Hengan International Group Co., Ltd.	7,100	77,353

Energy (0.96%)
China Petroleum & Chemical Corp., Class H	27,390	19,282
CNOOC, Ltd.	66,000	111,985

		131,267

Financials (2.02%)
Bank of China, Ltd., Class H	343,700	141,361
China Life Insurance Co., Ltd., Class H	56,100	133,088

		274,449

Information Technology (0.83%)
Tencent Holdings, Ltd.	2,880	112,956

Telecommunication Services (1.37%)
China Mobile, Ltd.	17,800	185,894

Total China		781,919

Hong Kong (3.10%)
Consumer Discretionary (1.78%)
Li & Fung, Ltd.	96,800	133,043
Sands China, Ltd.	23,100	108,857

		241,900

Financials (1.32%)
AIA Group, Ltd.	21,000	88,944
Cheung Kong Holdings, Ltd.	6,700	90,876

		179,820

Total Hong Kong		421,720

India (1.27%)
Energy (0.76%)
Reliance Industries, Ltd., Sponsored GDR(a)	3,600	103,644

	Shares	Value

India (continued)
Information Technology (0.51%)
Infosys, Ltd., Sponsored ADR	1,680	$69,199

Total India		172,843

Japan (9.33%)
Consumer Discretionary (4.63%)
Fast Retailing Co., Ltd.	490	165,260
Honda Motor Co., Ltd.	4,930	183,173
Toyota Motor Corp.	4,650	280,838

		629,271

Financials (3.63%)
Daiwa Securities Group, Inc.	22,900	192,334
Mitsubishi UFJ Financial Group, Inc.	26,300	162,287
Nomura Holdings, Inc.	18,800	138,564

		493,185

Information Technology (1.07%)
Murata Manufacturing Co., Ltd.	980	74,602
Yahoo Japan Corp.	145	71,491

		146,093

Total Japan		1,268,549

Korea (1.30%)
Information Technology (1.30%)
Samsung Electronics Co., Ltd.	150	176,262

Total Korea		176,262

Singapore (0.57%)
Industrials (0.57%)
Singapore Technologies Engineering, Ltd.	23,300	77,023

Total Singapore		77,023

Taiwan (1.91%)
Information Technology (1.91%)
MediaTek, Inc.	9,800	113,953
Taiwan Semiconductor Manufacturing Co., Ltd.	39,300	145,551

		259,504

Total Taiwan		259,504

TOTAL ASIA (Cost $3,293,138)		3,535,261

EUROPE (37.98%)
Belgium (0.95%)
Consumer Staples (0.95%)
Anheuser-Busch InBev NV	1,448	128,900

Total Belgium		128,900

	Shares	Value

Denmark (0.52%)
Health Care (0.52%)
Coloplast A/S, Class B	1,270	$71,212

Total Denmark		71,212

France (8.46%)
Consumer Discretionary (0.88%)
LVMH Moet Hennessy Louis Vuitton SA	740	119,920

Consumer Staples (2.31%)
Danone SA	1,210	90,814
L’Oreal SA	1,360	223,492

		314,306

Energy (1.06%)
Total SA	2,947	143,867

Financials (0.70%)
BNP Paribas SA	1,730	94,521

Health Care (2.64%)
Essilor International SA	1,700	180,873
Sanofi	1,713	177,530

		358,403

Information Technology (0.87%)
Dassault Systemes SA	970	118,659

Total France		1,149,676

Germany (9.90%)
Consumer Discretionary (2.91%)
Adidas AG	1,600	173,150
Daimler AG	3,684	222,907

		396,057

Financials (1.60%)
Deutsche Bank AG	1,320	55,248
Muenchener Rueckversicherungs AG	880	161,966

		217,214

Health Care (1.23%)
Bayer AG	1,565	166,897

Industrials (1.55%)
Siemens AG	2,086	210,837

Information Technology (0.93%)
SAP AG	1,732	126,835

Materials (1.68%)
BASF SE	1,590	142,037
Linde AG	460	85,832

		227,869

Total Germany		1,345,709

Great Britain (4.21%)
Consumer Staples (2.62%)
Diageo Plc	4,040	115,520
Imperial Tobacco Group Plc	4,380	151,889

	Shares	Value

Great Britain (continued)
Consumer Staples (continued)
Reckitt Benckiser Group Plc	1,250	$88,368

		355,777

Financials (1.59%)
HSBC Holdings Plc	20,868	216,462

Total Great Britain		572,239

Greece (0.65%)
Consumer Staples (0.65%)
Coca-Cola Hellenic Bottling Co. AG	3,830	87,691

Total Greece		87,691

Italy (1.90%)
Consumer Discretionary (0.51%)
Luxottica Group SpA	1,380	69,767

Financials (1.39%)
Assicurazioni Generali SpA	6,500	113,542
Intesa Sanpaolo SpA	47,200	75,630

		189,172

Total Italy		258,939

Netherlands (0.46%)
Consumer Staples (0.46%)
Unilever NV	1,594	62,774

Total Netherlands		62,774

Russia (2.20%)
Energy (1.66%)
Gazprom OAO, Sponsored ADR(b)	16,565	108,998
Lukoil OAO, Sponsored ADR	2,034	116,751

		225,749

Financials (0.54%)
Sberbank of Russia, Sponsored ADR(b)	6,467	73,403

Total Russia		299,152

Spain (2.14%)
Consumer Discretionary (0.57%)
Inditex SA	630	77,772

Financials (0.87%)
Banco Bilbao Vizcaya Argentaria SA	14,082	118,136

Telecommunication Services (0.70%)
Telefonica SA(b)	7,430	95,213

Total Spain		291,121

	Shares	Value

Switzerland (6.09%)
Consumer Discretionary (1.08%)
Cie Financiere Richemont SA, Class A	1,660	$146,835

Consumer Staples (1.39%)
Nestle SA	2,890	189,546

Health Care (2.61%)
Novartis AG	2,150	152,734
Roche Holding AG	810	201,525

		354,259

Materials (1.01%)
Syngenta AG	350	136,954

Total Switzerland		827,594

Turkey (0.50%)
Financials (0.50%)
Turkiye Garanti Bankasi AS	15,500	67,667

Total Turkey		67,667

TOTAL EUROPE (Cost $4,892,600)		5,162,674

NORTH AMERICA (23.87%)
Mexico (1.34%)
Telecommunication Services (1.34%)
America Movil, Series L	168,000	182,814

Total Mexico		182,814

United States (22.53%)
Consumer Staples (1.52%)
Coca-Cola Co.	2,790	111,907
Procter & Gamble Co.	1,230	94,698

		206,605

Energy (2.63%)
Chevron Corp.	1,260	149,108
Exxon Mobil Corp.	2,300	207,805

		356,913

Financials (3.57%)
Bank of America Corp.	5,000	64,300
Berkshire Hathaway, Inc., Class B(b)	700	78,344
HDFC Bank, Ltd., ADR	2,600	94,224
JPMorgan Chase & Co.	1,910	100,829
Wells Fargo & Co.	3,580	147,747

		485,444

Health Care (1.50%)
Johnson & Johnson	1,280	109,901
Pfizer, Inc.	3,350	93,833

		203,734

Industrials (0.88%)
General Electric Co.	5,180	120,124

Information Technology (10.02%)
Apple, Inc.	420	166,353

	Shares	Value

United States (continued)
Information Technology (continued)
Cisco Systems, Inc.	8,600	$209,066
Google, Inc., Class A(b)	120	105,644
Intel Corp.	2,780	67,332
International Business Machines Corp.	790	150,977
Mastercard, Inc., Class A	370	212,565
Microsoft Corp.	5,760	198,893
Oracle Corp.	3,410	104,755
QUALCOMM, Inc.	2,400	146,592

		1,362,177

Materials (1.53%)
Monsanto Co.	2,100	207,480

Telecommunication Services (0.88%)
AT&T, Inc.	3,380	119,652

Total United States		3,062,129

TOTAL NORTH AMERICA (Cost $2,954,624)		3,244,943

SOUTH AMERICA (2.34%)
Brazil (2.34%)
Consumer Staples (0.54%)
Cia de Bebidas das Americas	2,000	73,678

Energy (0.60%)
Cosan SA Industria e Comercio	4,200	80,975

Industrials (0.49%)
CCR SA	8,300	66,062

Utilities (0.71%)
Cia de Saneamento Basico do Estado de Sao Paulo	9,380	96,854

Total Brazil		317,569

TOTAL SOUTH AMERICA (Cost $349,265)		317,569

TOTAL COMMON STOCKS (Cost $11,489,627)		12,260,447

PREFERRED STOCKS (3.39%)
EUROPE (0.75%)
Germany (0.75%)
Consumer Discretionary (0.75%)
Volkswagen AG	500	101,235

Total Germany		101,235

TOTAL EUROPE (Cost $114,318)		101,235

		Shares	Value

SOUTH AMERICA (2.64%)
Brazil (2.64%)
Energy (1.17%)
Petroleo Brasileiro SA		21,860	$159,001

Financials (0.52%)
Itau Unibanco Holding SA		5,511	71,180

Materials (0.95%)
Vale SA		10,640	128,986

Total Brazil			359,167

TOTAL SOUTH AMERICA (Cost $494,811)			359,167

TOTAL PREFERRED STOCKS (Cost $609,129)			460,402

	7-Day Yield	Shares	Value

SHORT TERM INVESTMENTS (5.49%)
Money Market Fund (5.49%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.00004%	746,338	746,338

TOTAL SHORT TERM INVESTMENTS (Cost $746,338)			746,338

TOTAL INVESTMENTS (Cost $12,845,094) (99.07%)			$13,467,187

Other Assets In Excess Of Liabilities (0.93%)			126,988

NET ASSETS (100.00%)			$13,594,175

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, theses securities amount to a value of $103,644 or 0.76% of net assets.

(b)	Non-income producing security.

Common Abbreviations:

ADR - American Depository Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

A/S - Aktieselskab is the Danish term for Joint Stock Company.

Ltd. - Limited.

GDR - Global Depository Receipt.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OAO - Otkrytoe Aktsionernoe Obschestvo (a Russian open joint stock corporation)

Plc - Public Limited Company.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

SpA - Societa Per Azioni is an Italian shared company.

UFJ - United Financial of Japan.

See Notes to Quarterly Schedule of Investments.

DREXEL HAMILTON MULTI-ASSET REAL RETURN FUND

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

	Shares	Value

EXCHANGE TRADED FUNDS (4.42%)
ELEMENTS Linked to the Rogers International Commodity Index-Total Return(a)	300,800	$2,397,376

TOTAL EXCHANGE TRADED FUNDS (Cost $2,645,309)		2,397,376

EXCHANGE TRADED NOTES (12.93%)
ETRACS DJ-UBS Commodity Index Total Return ETN(a)	100,880	2,341,425
iPath Dow Jones-UBS Commodity Index Total Return ETN(a)	62,950	2,297,046
PowerShares DB Commodity Index Tracking Fund ETN(a)	94,780	2,381,821

TOTAL EXCHANGE TRADED NOTES (Cost $7,992,646)		7,020,292

OPEN-END FUNDS (50.78%)
Drexel Hamilton Centre American Equity Fund(b)	1,420,059	14,001,780
Drexel Hamilton Centre Global Equity Fund(b)	1,223,258	13,565,931

TOTAL OPEN-END FUNDS (Cost $29,367,361)		27,567,711

	Principle Amount	Value

U.S. GOVERNMENT BONDS (27.97%)
U.S. Treasury Inflation Indexed Bonds
1/15/2014, 2.000%	$1,887,750	$1,915,034
1/15/2016, 2.000%	1,757,415	1,888,260
1/15/2017, 2.375%	1,729,650	1,917,614
7/15/2020, 1.250%	853,024	926,697
1/15/2021, 1.125%	1,666,815	1,782,581
7/15/2021, 0.625%	928,575	958,645
1/15/2025, 2.375%	1,480,380	1,763,387
4/15/2029, 3.875%	1,131,624	1,630,334
4/15/2032, 3.375%	1,113,568	1,563,780
2/15/2041, 2.125%	690,216	839,987

TOTAL U.S. GOVERNMENT BONDS (Cost $16,384,899)		15,186,319

	7-Day Yield	Shares	Value

SHORT TERM INVESTMENTS (3.74%)
Money Market Fund (3.74%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.00004%	2,030,704	$2,030,704

TOTAL SHORT TERM INVESTMENTS (Cost $2,030,704)			2,030,704

TOTAL INVESTMENTS (Cost $58,420,919) (99.84%)			$54,202,402

Other Assets In Excess Of Liabilities (0.16%)			85,131

NET ASSETS (100.00%)			$54,287,533

(a)	Non-income producing security.
(b)	Affiliated with the Fund, as each is a series of Drexel Hamilton Mutual Funds and have the same investment advisor.

Common Abbreviations:

ETN - Exchange Traded Note.

See Notes to Quarterly Schedule of Investments.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

(1) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Statements of Investments:

(a) Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“the Exchange”) or using methods determined by the Board. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortization or accretion. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments

(b) Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code.

(c) For financial reporting purposes, transactions on the last business day of the reporting period are accounted for on the trade date. Net realized gains and losses on investments are computed on the identified cost basis.

(d) The preparation of financial statements in conformity with accounting standards generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The Schedule of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2013.

(e) Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

(f) The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

(2) FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

•	Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date.

•

Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability.

•

Level 3 - Significant unobservable prices or inputs (including the Board of Trustees’, and Pricing Committee’s, own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2013:

Drexel Hamilton Centre American Equity Fund

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$128,826,721	$–	$–	$128,826,721
Purchased Options	17,920			17,920
Short Term Investments	186,962	–	–	186,962

Total	$129,031,603	$–	$–	$129,031,603

Drexel Hamilton Centre Global Equity Fund

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$12,260,447	$–	$–	$12,260,447
Preferred Stocks	460,402	–	–	460,402
Short Term Investments	746,338	–	–	746,338

Total	$13,467,187	$–	$–	$13,467,187

Drexel Hamilton Multi-Asset Real Return Fund

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs	Total

Exchange Traded Funds	$2,397,376	$		$–	$2,397,376
Exchange Traded Notes	7,020,292			–	7,020,292
Open-End Funds	27,567,711			–	27,567,711
U.S. Government Bonds	–		15,186,319	–	15,186,319
Short Term Investments	2,030,704		–	–	2,030,704

Total	$39,016,083		$15,186,319	$–	$54,202,402

(a)	For detailed descriptions of industries and countries, see the accompanying Schedule of Investments.

The Funds did not hold any investments at the beginning or end or the period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds recognize transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of June 30, 2013.

(3)TAX BASIS INFORMATION:

Unrealized Appreciation and Depreciation on Investments: The amount of net unrealized appreciation/ (depreciation) and the cost of investment securities for tax purposes, including short-term securities at June 30, 2013, are displayed in the table below:

Drexel Hamilton Centre American Equity Fund
Gross appreciation (excess of value over tax cost)	$21,411,090
Gross depreciation (excess of tax cost over value)	(4,560,935)

Net unrealized appreciation	$16,850,155

Cost of investments for income tax purposes	$112,181,448

Drexel Hamilton Centre Global Equity Fund
Gross appreciation (excess of value over tax cost)	$1,182,334
Gross depreciation (excess of tax cost over value)	(647,939)

Net unrealized appreciation	$534,395

Cost of investments for income tax purposes	$12,932,792

Drexel Hamilton Multi-Asset Real Return Fund
Gross appreciation (excess of value over tax cost)	$245,342
Gross depreciation (excess of tax cost over value)	(4,489,831)

Net unrealized depreciation	$(4,244,489)

Cost of investments for income tax purposes	$58,446,891

(4) AFFILIATED COMPANIES:

Each Allocation Fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The purchase, sales, dividend income, capital gains, return of capital distributions received, shares and value of investment of each Allocation Fund in affiliated companies for the period ended June 30, 2013 were as follows:

Drexel Multi-Asset Real Return Fund

INVESTMENT COMPANIES	Share Balance October 9, 2012 (Inception)	Purchases	Sales	Share Balance June 30, 2013	Market Value June 30, 2013	Dividend Income	Realized Gain/(Loss)
Drexel Hamilton Centre American Equity Fund	—	2,852,459	(1,432,400)	1,420,059	$14,001,780	$2,381,586	$(257,924)
Drexel Hamilton Centre Global Equity Fund	—	1,646,768	(423,510)	1,223,258	13,565,931	880,654	4,175

Total					$27,567,711	$3,262,240	$(253,749)

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREXEL HAMILTON MUTUAL FUNDS

By:	/s/ Andrew Bang
Andrew Bang, President

Date:	August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Bang
Andrew Bang, President

Date:	August 27, 2013

By:	/s/ Andrew Bang
Andrew Bang, Treasurer

Date:	August 27, 2013